PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS GROWTH & INCOME FUND

Dear Investor:

We are pleased to present the annual report for the First Investors Growth & Income Fund for the fiscal year ended October 31, 1996. At October 31, 1996, the Fund's net asset value per share was $9.39 for Class A shares and $9.33 for Class B shares.

The U.S. stock market posted strong gains in the past fiscal year with the S&P 500 Index rising 24%. Investor confidence continued to be buoyed by moderate economic growth, benign inflation and relatively stable interest rates. In addition, corporate earnings have generally been better than expected, despite a few visible shortfalls. For the year ended October 31, 1996, the First Investors Growth & Income Fund returned on a net asset value basis 21.8% on Class A shares and 20.9% on Class B shares, compared to a 21.2% return for the Lipper Growth and Income Average.

Despite the stock market's powerful advance, returns among industries and sectors were highly uneven during the past year. Contributing to the results of the First Investors Growth & Income Fund were strong gains from the health care and household products sectors as well as from selected industrial holdings. In addition, our relatively low exposure to utilities benefited the Fund's returns. The Fund's performance was restrained by our neutral weighting in the finance sector, which was the market's top returning sector, as well as by the Fund's slightly underweighted position in technology, which continued to experience healthy returns in the past year.

While the decline in long-term interest rates in recent months has been an important factor behind the stock market's rise to record highs, we expect that the direction of earnings will be the primary driver of equity returns in the quarters ahead. A slowing economy has resulted in a greater number of profit shortfalls in the past few months, but they have been isolated primarily to the basic industrial and capital spending related areas. Overall, the earnings cycle, while mature, has proven to be quite durable, and we expect profits to continue to rise at a 5-6% rate for this year and next. Our view of the current stock market level is that, based on historical dividend yields and price to book value ratios, the stock market has been extended for some time. However, relative to earnings the market is priced at a price/earnings multiple of 16 times next year's estimates, which is within normal historical ranges.

In our last letter to shareholders, we indicated that our investment strategy was to place a greater emphasis on sectors and companies with stable growth characteristics, such as household products, health care, software, and financial services. These areas have performed quite well in the past year, and valuations are not as compelling as they were earlier in the year. Therefore, we do not expect to increase our holdings in these areas at this time. We have been less optimistic on the basic industrial groups as current earnings trends are weak and may remain difficult over the next year. Many of the cyclicals have been market laggards in 1996 as earnings expectations have been lowered. We are looking for opportunities to increase the Fund's exposure to a selected list of economically sensitive companies, particularly ones that will benefit from improving fundamentals overseas. Better economies in Europe and Japan could be the source of positive earnings surprises for many U.S. multinationals in 1997, and this is an investment theme that we intend to emphasize in the Fund over the next 12 to 18 months.

The recent bull market in stocks has lasted 74 months, the longest bull market in the history of the U.S. stock market. While investors have enjoyed these gains, it is important to remember that the stock market tends to be cyclical with periods when stock prices generally rise and periods when stock prices generally decline. In addition, certain sectors of the market, such as technology stocks, can be more volatile than the general market, creating greater opportunities but also greater risks. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

     [SIGNATURE]

Laura J. Allen
Portfolio Manager

November 29, 1996

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Growth & Income Fund (Class A shares) and the Standard & Poor's 500 Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF OCTOBER 31, 1996
         $ 100,000                       $ 10,000                      $ 1,000
                                   GROWTH & INCOME FUND            S & P 500 INDEX
Oct 93                                                    9371                   10148
Apr 94                                                    9365                    9917
Oct 94                                                    9723                   10530
Apr 95                                                   10514                   11589
Oct 95                                                   11636                   13192
Apr 96                                                   13194                   15007
Oct 96                                                   14155                   16369
                                  Average Annual Total Return*
Class A Shares                                     N.A.V. Only     S.E.C. Standardized
One Year                                                21.82%                  14.22%
Since Inception (10/4/93)                               14.34%                  11.96%
Class B Shares
One Year                                                20.92%                  16.15%
Since Inception (1/12/95)                               24.48%                  21.67%

THE GRAPH COMPARES A $10,000 INVESTMENT MADE IN THE FIRST INVESTORS GROWTH & INCOME FUND (CLASS A SHARES) ON 10/4/93 (INCEPTION DATE) WITH A THEORETICAL INVESTMENT IN THE S&P 500 INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF SUCH STOCKS, WHICH REPRESENT ALL MAJOR INDUSTRIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. IN ADDITION, THE INDEX DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 10/31/96) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% FOR CLASS A SHARES. THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN 13.8% AND 11.1%, RESPECTIVELY, FOR THE CLASS A SHARES AND 15.7% AND 20.6%, RESPECTIVELY, FOR THE CLASS B SHARES. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. S&P 500 INDEX FIGURES FROM STANDARD & POOR'S AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND

Dear Investor:

We are pleased to present the annual report of the First Investors U.S.A. Mid-Cap Opportunity Fund for the fiscal year ended October 31, 1996. At October 31, 1996, the Fund's net asset value per share was $15.29 for Class A shares and $15.10 for Class B shares.

The past fiscal year witnessed a continued benign interest rate environment, low unemployment and a positive outlook on inflation which led to a soft landing for the U.S. economy. Although the general overall economic outlook was positive, concerns regarding pricing pressures on the profit outlook limited the returns of the broader small and mid-cap indices, while the narrower, large-cap indices continued to hit new highs. With a consensus of market strategists expecting more of the same from the U.S. economy in the coming year, we expect investors to become more comfortable with a slow growth economy and shift their investment focus from large-cap companies to smaller well managed mid-cap companies.

The past fiscal year also marked the transition of the Fund's investment focus to securities of U.S. based mid-cap companies from securities of companies with a majority of their employees located in, or services or products produced in the U.S. The name of the Fund was changed to First Investors U.S.A. Mid-Cap Opportunity Fund to reflect the new concentration on mid-cap stocks. We believe the emphasis on mid-cap stocks represents an opportunity to invest in companies that are growing, yet have more experienced management and broader product offerings than small-cap companies. The goal of the Fund remains long-term capital growth.

For the year ended October 31, 1996, the Fund had a total return on a net asset value basis of 11.6% and 10.8% on Class A and Class B shares, respectively, compared to a total return of 16.1% for the average mid-cap company growth fund as tracked by Lipper Analytical Services, Inc. We attribute this relative underperformance to the fact that for a portion of its fiscal year the Fund was operating under the investment policies in effect prior to the change in emphasis to mid-capitalization stocks.

The Fund's performance was hurt by underweightings in the energy, retail and financial sectors. With their outlooks still positive, we have added to these sectors as well as to the capital goods, basic industry, utility and transportation sectors. At the same time, our exposure has decreased in consumer services, healthcare, consumer durables and non-durables, and technology sectors. While benefiting overall from an underweighting in the technology sector, some of the Fund's best performers were in that group. Software companies such as SystemSoft, Microsoft and Oracle posted outstanding returns, as did Atmel, a semiconductor company and AVX Corp., a maker of electronic components. Conversely, the Fund's performance was hindered by technology stocks such as MEMC Electronics and Filenet.

The recent bull market in stocks has lasted 74 months, the longest bull market in the history of the U.S. stock market. While investors have enjoyed these gains, it is important to remember that the stock market tends to be cyclical with periods when stock prices generally rise and periods when stock prices generally decline. In addition, certain sectors of the market, such as technology stocks, can be more volatile than the general market, creating greater opportunities but also greater risks. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

There is a wide range of estimates for expected U.S. GDP growth for the coming year; however, none call for robust growth. Our general outlook is for a slow growth, low inflation economy over the next twelve months. We feel the U.S.A. Mid-Cap Opportunity Fund is positioned to benefit from a shift over the next twelve months in investment sentiment from large, "blue chip" companies to well managed, mid-cap growth companies.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

    [SIGNATURE]

Patricia D. Poitra
Director of Equities
  and Portfolio Manager

November 29, 1996

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND

Comparison of change in value of $10,000 investment in the First Investors U.S.A. Mid-Cap Opportunity Fund (Class A shares) the Standard & Poor's 400 Midcap Index and the Russell 1000 Growth Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF OCTOBER 31, 1996
         $ 100,000                       $ 10,000                      $ 1,000
                                      U.S.A. MID-CAP               S & P 400 MIDCAP      RUSSELL 1000
Aug 92                                                    9375                   10000           10000
Oct 92                                                    9441                   10462           10257
Apr 93                                                    9557                   11440           10832
Oct 93                                                    9840                   12659           11562
Apr 94                                                    9172                   12552           11137
Oct 94                                                    9639                   11373           11592
Apr 95                                                   10806                   13762           12598
Oct 95                                                   12009                   15707           14538
Apr 96                                                   13021                   17684           16496
Oct 96                                                   13407                   18432           17838
                                  Average Annual Total Return*
Class A Shares                                     N.A.V. Only     S.E.C. Standardized
One Year                                                11.64%                   4.68%
Since Inception (8/24/92)                                8.74%                   7.11%
Class B Shares
One Year                                                10.80%                   6.39%
Since Inception (1/12/95)                               17.45%                  14.83%

THE GRAPH COMPARES A $10,000 INVESTMENT MADE IN THE FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND (CLASS A SHARES) ON 8/24/92 (INCEPTION DATE) WITH THEORETICAL INVESTMENTS IN THE STANDARD & POOR'S 400 MIDCAP INDEX AND THE RUSSELL 1000 GROWTH INDEX. THE S&P 400 MIDCAP INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 400 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE MID-RANGE SECTOR OF THE U.S. STOCK MARKET WHERE THE MEDIAN MARKET CAPITALIZATION IS APPROXIMATELY $700 MILLION. THE RUSSELL 1000 GROWTH INDEX CONTAINS THOSE RUSSELL 1000 INDEX SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE RUSSELL 1000 INDEX, DESIGNED TO BE A COMPREHENSIVE REPRESENTATION OF THE INVESTABLE U.S. EQUITY MARKET, IS AN UNMANAGED INDEX GENERALLY CONSIDERED TO BE REPRESENTATIVE OF THE 1,000 LARGEST SECURITIES ON THE RUSSELL 3000 INDEX (WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET). IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THESE INDICES. IN ADDITION, THE INDICES DO NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 10/31/96) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% FOR CLASS A SHARES. THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN 4% AND 6.4%, RESPECTIVELY, FOR THE CLASS A SHARES AND 5.9% AND 13.9%, RESPECTIVELY, FOR THE CLASS B SHARES. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. S&P 400 MIDCAP INDEX FIGURES FROM STANDARD & POOR'S, RUSSELL 1000 GROWTH INDEX FIGURES FROM FRANK RUSSELL AND COMPANY AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS UTILITIES INCOME FUND

Dear Investor:

We are pleased to present the annual report of the First Investors Utilities Income Fund for the fiscal year ended October 31, 1996. At October 31, 1996, the Fund's net asset value per share was $6.41 for Class A shares and $6.35 for Class B shares. For the year then ended, dividends from net investment income were 21.6 cents per share on Class A shares and 18.4 cents per share on Class B shares.

During fiscal 1996, the Fund steadily increased its exposure to the natural gas segment of the utility market. Fundamentals and earnings momentum for many natural gas companies improved dramatically this year causing the group to outperform the broader stock market. The Fund decreased its exposure in the telephone segment of the market as concern over competition caused the telephone sector to lag. For the year ended October 31, 1996, the Fund had a total return on a net asset value basis of 12.5% for the Class A shares compared to 10.5% for the average utility fund as tracked by Lipper Analytical Services, Inc. Class B shares returned 11.6%.

The Fund remains well diversified among all sectors of the utility market. Natural gas stocks performed very well this year. An improved pricing environment for natural gas commodities, a return to a normal winter weather pattern, and increased merger and acquisition speculation surrounding the group were the main reasons for solid performance. During fiscal 1996, both telephone and electric company stocks underperformed the broader stock market. With respect to telephone companies, earnings growth remained in place, but concerns over a more competitive telephone market hampered performance. Most of the underperformance this year by electric utility stocks was caused by a weak bond market. Recently, it appears that electric utility state regulators are rationally addressing the needs for a more competitive electricity market. Positive legislation from California this year suggests that the transition to a more competitive market will be manageable for most electric companies. In addition, electric utility stocks currently appear attractive on a valuation basis as well as on a defensive basis if the stock market were to experience a correction.

The recent bull market in stocks has lasted 74 months, the longest bull market in the history of the U.S. stock market. While investors have enjoyed these gains, it is important to remember that the stock market tends to be cyclical with periods when stock prices generally rise and periods when stock prices generally decline. In addition, certain sectors of the market, such as technology stocks, can be more volatile than the general market, creating greater opportunities but also greater risks. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

The Fund will continue to invest in utility companies with above average earnings and dividend growth potential, and will continue to monitor its positions in an increasingly competitive environment, especially in the electric and telephone sectors.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

              [SIGNATURE]

Margaret R. Haggerty
Portfolio Manager

November 29, 1996

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS UTILITIES INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Utilities Income Fund (Class A shares), the Standard & Poor's 500 Index and the Standard & Poor's Utilities Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF OCTOBER 31, 1996
         $ 100,000                       $ 10,000                      $ 1,000
                                     UTILITIES INCOME                 S & P 500          S & P UTILITIES
Feb 93                                                    9375                   10000              10000
Apr 93                                                    9327                    9964               9886
Oct 93                                                   10112                   10741              10748
Apr 94                                                    9316                   10493               9294
Oct 94                                                    9085                   11160               8927
Apr 95                                                    9666                   12323               9797
Oct 95                                                   11025                   14102              11492
Apr 96                                                   11663                   16042              12019
Oct 96                                                   12397                   17498              12658
                                  Average Annual Total Return*
Class A Shares                                     N.A.V. Only     S.E.C. Standardized
One Year                                                12.45%                   5.47%
Since Inception (2/22/93)                                7.85%                   6.00%
Class B Shares
One Year                                                11.61%                   7.22%
Since Inception (1/12/95)                               18.68%                  15.98%

THE GRAPH COMPARES A $10,000 INVESTMENT MADE IN THE FIRST INVESTORS UTILITIES INCOME FUND (CLASS A SHARES) ON 2/22/93 (INCEPTION DATE) WITH THEORETICAL INVESTMENTS IN THE S&P 500 INDEX AND THE S&P UTILITIES INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF SUCH STOCKS WHICH REPRESENTS ALL MAJOR INDUSTRIES. THE S&P UTILITIES INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 46 STOCKS DESIGNED TO MEASURE THE PERFORMANCE OF THE UTILITY SECTOR OF THE STANDARD & POOR'S 500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THESE INDICES. IN ADDITION, THE INDICES DO NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 10/31/96) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% FOR CLASS A SHARES. THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN 5% AND 4.5%, RESPECTIVELY, FOR THE CLASS A SHARES AND 6.6% AND 15.1%, RESPECTIVELY, FOR THE CLASS B SHARES. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. S&P 500 INDEX AND S&P UTILITIES INDEX FIGURES FROM STANDARD & POOR'S AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
October 31, 1996

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--91.8%
            AEROSPACE/DEFENSE--2.9%
   22,000   Boeing Company                                     $  2,098,250     $   169
   12,000   United Technologies Corporation                       1,545,000         125
---------------------------------------------------------------------------------------
                                                                  3,643,250         294
---------------------------------------------------------------------------------------
            AUTOMOTIVE--0.5%
   19,592   Ford Motor Company                                      612,250          49
---------------------------------------------------------------------------------------
            BANKS--6.9%
   33,000   Bancorp Hawaii, Inc.                                  1,307,625         105
   25,000   First Bank System, Inc.                               1,650,000         133
   30,000   First Union Corporation                               2,182,500         176
   11,500   J.P. Morgan & Company, Inc.                             993,312          80
   45,000   Wachovia Corporation                                  2,418,750         195
---------------------------------------------------------------------------------------
                                                                  8,552,187         689
---------------------------------------------------------------------------------------
            CHEMICALS--5.0%
   30,000   Air Products and Chemicals, Inc.                      1,800,000         145
   25,000   Dow Chemical Company                                  1,943,750         157
   17,000   Du Pont (E.I.) de Nemours & Company                   1,576,750         127
   45,000   Engelhard Corporation                                   821,250          66
---------------------------------------------------------------------------------------
                                                                  6,141,750         495
---------------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT--1.0%
   28,000   Motorola, Inc.                                        1,288,000         104
---------------------------------------------------------------------------------------
            COMPUTER SOFTWARE/SERVICES--5.3%
   38,000   Automatic Data Processing, Inc.                       1,581,750         127
   20,000   *BMC Software, Inc.                                   1,660,000         134
   33,000   Electronic Data Systems Corporation                   1,485,000         120
   23,000   First Data Corporation                                1,834,250         148
---------------------------------------------------------------------------------------
                                                                  6,561,000         529
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
October 31, 1996

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMPUTERS & OFFICE EQUIPMENT--2.8%
   30,000   Hewlett-Packard Company                            $  1,323,750     $   107
   16,500   International Business Machines Corporation           2,128,500         172
---------------------------------------------------------------------------------------
                                                                  3,452,250         279
---------------------------------------------------------------------------------------
            DRUGS--10.3%
   30,000   American Home Products Corporation                    1,837,500         148
   20,000   Bristol-Myers Squibb Company                          2,115,000         170
   24,000   Johnson & Johnson                                     1,182,000          95
   25,000   Pfizer, Inc.                                          2,068,750         167
   50,000   Pharmacia & Upjohn, Inc.                              1,800,000         145
   30,000   Warner-Lambert Company                                1,908,750         154
   23,238   Zeneca Group PLC (ADR)                                1,893,897         153
---------------------------------------------------------------------------------------
                                                                 12,805,897       1,032
---------------------------------------------------------------------------------------
            ELECTRIC UTILITIES--2.3%
   30,000   Baltimore Gas and Electric Company                      817,500          66
   40,000   Pacific Gas and Electric Company                        940,000          76
   26,000   Texas Utilities Company                               1,053,000          85
---------------------------------------------------------------------------------------
                                                                  2,810,500         227
---------------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT--3.6%
   36,000   General Electric Company                              3,483,000         281
   20,000   York International Corporation                          967,500          78
---------------------------------------------------------------------------------------
                                                                  4,450,500         359
---------------------------------------------------------------------------------------
            ELECTRONICS--1.0%
   35,000   AMP, Inc.                                             1,185,625          96
---------------------------------------------------------------------------------------
            ENERGY--2.1%
   35,000   Dresser Industries, Inc.                              1,150,625          93
   15,000   Schlumberger, Ltd.                                    1,486,875         120
---------------------------------------------------------------------------------------
                                                                  2,637,500         213
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ENERGY SOURCES--6.2%
   25,000   Amoco Corporation                                  $  1,893,750     $   153
   22,000   Exxon Corporation                                     1,949,750         157
   27,285   Noble Affiliates, Inc.                                1,186,898          96
   48,633   Union Pacific Resources Group, Inc.                   1,337,380         108
   37,000   Unocal Corporation                                    1,355,125         109
---------------------------------------------------------------------------------------
                                                                  7,722,903         623
---------------------------------------------------------------------------------------
            ENTERTAINMENT PRODUCTS--1.3%
   24,000   Duracell International, Inc.                          1,602,000         129
---------------------------------------------------------------------------------------
            FINANCIAL SERVICES--1.7%
   45,000   American Express Company                              2,115,000         170
---------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--1.4%
   50,000   Sara Lee Corporation                                  1,775,000         143
---------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS--6.6%
   15,000   Colgate-Palmolive Company                             1,380,000         111
   25,900   Estee Lauder Companies - Class "A"                    1,113,700          90
   22,000   Kimberly-Clark Corporation                            2,051,500         165
   20,000   Procter & Gamble Company                              1,980,000         160
   45,800   *Revlon, Inc. - Class "A"                             1,671,700         135
---------------------------------------------------------------------------------------
                                                                  8,196,900         661
---------------------------------------------------------------------------------------
            INSURANCE--5.3%
   40,000   Ace, Ltd.                                             2,190,000         177
   45,000   Allstate Corporation                                  2,525,625         204
   17,000   American International Group, Inc.                    1,846,625         149
---------------------------------------------------------------------------------------
                                                                  6,562,250         530
---------------------------------------------------------------------------------------
            MACHINERY & MANUFACTURING--0.9%
   15,000   Illinois Tool Works, Inc.                             1,053,750          85
---------------------------------------------------------------------------------------
            MEDIA--4.2%
   26,000   Gannett Company                                       1,972,750         159
   32,000   Knight-Ridder, Inc.                                   1,196,000          96
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
October 31, 1996

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            MEDIA (continued)
   35,000   *Viacom, Inc. - Class "B"                          $  1,141,875     $    92
   22,000   Vodafone Group PLC (ADR)                                849,750          68
---------------------------------------------------------------------------------------
                                                                  5,160,375         415
---------------------------------------------------------------------------------------
            MEDICAL PRODUCTS--2.8%
   41,000   Abbott Laboratories                                   2,075,625         167
   50,000   Bard (C.R.), Inc.                                     1,412,500         114
---------------------------------------------------------------------------------------
                                                                  3,488,125         281
---------------------------------------------------------------------------------------
            METALS & MINERALS--1.4%
   28,000   Phelps Dodge Corporation                              1,760,500         142
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.5%
    6,600   Georgia-Pacific Corporation                             495,000          40
   32,000   International Paper Company                           1,368,000         110
---------------------------------------------------------------------------------------
                                                                  1,863,000         150
---------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS--0.4%
   13,300   Storage USA, Inc.                                       462,175          37
---------------------------------------------------------------------------------------
            RETAIL--6.3%
   45,000   May Department Stores Company                         2,131,875         172
   36,000   Mercantile Stores Company, Inc.                       1,786,500         144
   55,000   *Saks Holdings, Inc.                                  1,925,000         155
   75,000   Wal-Mart Stores, Inc.                                 1,996,875         161
---------------------------------------------------------------------------------------
                                                                  7,840,250         632
---------------------------------------------------------------------------------------
            TELEPHONE--3.5%
   31,000   A T & T Corporation                                   1,081,125          87
   50,000   MCI Communications Corporation                        1,256,250         101
   27,000   SBC Communications, Inc.                              1,312,875         106
   24,500   US West Communications Group                            744,188          60
---------------------------------------------------------------------------------------
                                                                  4,394,438         354
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TRANSPORTATION--2.2%
   50,000   Canadian Pacific, Ltd.                             $  1,262,500     $   102
   27,000   Union Pacific Corporation                             1,515,375         122
---------------------------------------------------------------------------------------
                                                                  2,777,875         224
---------------------------------------------------------------------------------------
            TRAVEL & LEISURE--2.4%
   11,392   *AMR Corporation                                        956,928          77
   45,000   McDonald's Corporation                                1,996,875         161
---------------------------------------------------------------------------------------
                                                                  2,953,803         238
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $91,107,256)     113,869,053       9,180
---------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS--1.5%
            ENERGY SOURCES--0.2%
    5,580   Unocal Corporation 6.25%                                296,786          24
---------------------------------------------------------------------------------------
            MEDIA--0.9%
   55,000   Merrill Lynch Structured Yield Product
              (exchangeable into Cox Communication, Inc.
              Common Stock), 6%, 6/1/99                           1,065,625          86
---------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS--0.4%
   18,000   Security Capital Pacific Trust "A" 7%                   483,750          39
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CONVERTIBLE PREFERRED STOCKS (cost
             $2,014,877)                                          1,846,161         149
---------------------------------------------------------------------------------------
            CONVERTIBLE BONDS--1.5%
            COMMUNICATION EQUIPMENT--0.2%
$     280M  General Instrument Corp., 5%, 2000                      292,950          24
---------------------------------------------------------------------------------------
            RETAIL--1.3%
    1,600M  Home Depot, Inc., 3.25%, 2001                         1,604,000         129
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CONVERTIBLE BONDS (cost
             $1,934,592)                                          1,896,950         153
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
October 31, 1996

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--4.5%
  $ 5,540M  Paine Webber, Inc., 5.51%, 11/1/96
              (collateralized by $5,600M U.S. Treasury Note,
              5.625%, 8/31/97, valued at $5,656,000) (cost
              $5,540,000)                                      $  5,540,000     $   447
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $100,596,725)          99.3%   123,152,164       9,929
OTHER ASSETS, LESS LIABILITIES                           0.7        884,568          71
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $124,036,732     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND
October 31, 1996

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            COMMON STOCKS--80.5%
            BASIC MATERIALS--3.7%
    3,500   Cabot Corporation                                  $    84,437     $    54
    5,000   *Landec Corporation                                     44,375          28
    3,200   Nucor Corporation                                      151,600          97
    6,000   Schulman (A.), Inc.                                    126,750          81
    2,000   Wellman, Inc.                                           35,500          23
    2,000   Willamette Industries, Inc.                            135,000          86
--------------------------------------------------------------------------------------
                                                                   577,662         369
--------------------------------------------------------------------------------------
            CAPITAL GOODS--8.0%
    7,000   AGCO Corporation                                       177,625         114
    5,700   *American Buildings Company                            119,522          76
    3,300   Corning, Inc.                                          127,875          82
    2,600   Cummins Engine Company, Inc.                           108,225          69
    9,700   Ogden Corporation                                      175,812         112
    4,000   Thomas & Betts Corporation                             169,500         108
    6,400   *USA Waste Services, Inc.                              204,800         131
    3,500   York International Corporation                         169,312         108
--------------------------------------------------------------------------------------
                                                                 1,252,671         800
--------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--1.5%
    3,000   Frontier Corporation                                    87,000          56
    2,900   *Octel Communications Corporation                       46,037          29
   21,800   *USCI, Inc.                                            109,000          70
--------------------------------------------------------------------------------------
                                                                   242,037         155
--------------------------------------------------------------------------------------
            CONSUMER CYLICALS--7.8%
    3,800   *AutoZone, Inc.                                         97,375          62
   25,000   *Chaus (Bernard), Inc.                                  62,500          40
    6,000   *CUC International, Inc.                               147,000          94
    5,000   Equifax, Inc.                                          148,750          95
    3,800   *Franklin Electronic Publishers, Inc.                   48,450          31
    1,800   *Gymboree Corporation                                   56,250          36
    2,600   Harley-Davidson, Inc.                                  117,325          75
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND
October 31, 1996

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CONSUMER CYLICALS (continued)
    3,100   La Quinta Inns, Inc.                               $    62,000     $    40
    4,300   Masco Corporation                                      134,912          86
    3,100   *OfficeMax, Inc.                                        41,850          27
    2,500   Pep Boys - Manny, Moe & Jack                            87,500          56
    1,900   *Saks Holdings, Inc.                                    66,500          42
    5,000   *U.S. Office Products Company                          145,000          93
--------------------------------------------------------------------------------------
                                                                 1,215,412         777
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--12.0%
    5,000   Dole Food Company                                      195,000         125
    4,500   *Evergreen Media Corporation - Class "A"               121,500          78
    6,300   First Brands Corporation                               178,762         114
    3,675   Gaylord Entertainment Company - Class "A"               72,581          46
    3,450   *Infinity Broadcasting Corporation - Class "A"         100,050          64
    3,700   *Kroger Company                                        165,112         106
    6,000   McCormick & Company, Inc.                              144,750          92
    3,100   *Outback Steakhouse, Inc.                               71,881          46
    7,500   Richfood Holdings, Inc.                                180,938         116
    4,600   *Tele-Communications, Inc. Liberty Media Group -
              Class "A"                                            118,450          76
    3,200   Time Warner, Inc.                                      119,200          76
    3,600   Universal Corporation                                   98,100          63
    8,100   *US West Media Group                                   126,563          81
    2,500   *Viacom, Inc. - Class "B"                               81,563          52
    4,200   Whitman Corporation                                    101,850          65
--------------------------------------------------------------------------------------
                                                                 1,876,300       1,200
--------------------------------------------------------------------------------------
            ENERGY--2.5%
    4,400   Apache Corporation                                     156,200         100
    7,000   Louisiana-Pacific Corporation                          146,125          93
    5,000   *Oryx Energy Company                                    96,250          61
--------------------------------------------------------------------------------------
                                                                   398,575         254
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            FINANCIAL--14.0%
    7,400   Ambassador Apartments, Inc.                        $   149,850     $    96
    7,000   American Financial Group, Inc.                         251,125         160
    7,500   *American Travellers Corporation                       257,813         165
    2,900   *Cal Fed Bancorp Inc.                                   67,425          43
    5,200   Federal National Mortgage Association                  203,450         130
    6,800   *Imperial Credit Industries, Inc.                      123,250          79
   19,000   Innkeepers USA Trust                                   223,250         143
    1,200   Mark Twain Bancshares, Inc.                             55,050          35
    1,000   Mercantile Bancorporation                               49,625          32
    4,900   Ohio Casualty Corporation                              159,250         102
    4,000   Redwood Trust, Inc.                                    132,000          84
    6,300   The Money Store, Inc.                                  162,225         104
    3,100   Torchmark Corporation                                  149,963          96
   11,200   USF&G Corporation                                      212,800         136
--------------------------------------------------------------------------------------
                                                                 2,197,076       1,405
--------------------------------------------------------------------------------------
            HEALTH CARE/MISCELLANEOUS--4.4%
    4,200   Dentsply International, Inc.                           176,925         113
    4,200   *Living Centers of America, Inc.                        98,175          63
    3,500   *Norland Medical Systems, Inc.                          51,625          33
    4,300   *Noven Pharmaceuticals, Inc.                            58,588          37
    4,100   *Perrigo Company                                        38,950          25
    6,200   *Tenet Healthcare Corporation                          129,425          83
    6,200   *VidaMed, Inc.                                          65,875          42
    2,000   *Watson Pharmaceuticals, Inc.                           66,750          43
--------------------------------------------------------------------------------------
                                                                   686,313         439
--------------------------------------------------------------------------------------
            TECHNOLOGY--22.9%
    1,600   *3Com Corporation                                      108,200          69
    3,800   *Adaptec, Inc.                                         231,325         148
    3,000   Adobe Systems, Inc.                                    103,875          66
    4,200   *Analog Devices, Inc.                                  109,200          70
   13,000   AVX Corporation                                        240,500         154
    1,300   *C-Cube Microsystems, Inc.                              50,375          32
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND
October 31, 1996

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
    2,000   *Cascade Communications Corporation                $   145,250     $    93
    1,400   *Cisco Systems, Inc.                                    86,625          55
    3,900   Computer Associates International, Inc.                230,588         147
    3,500   *Compuware Corporation                                 184,625         118
    3,000   *Control Data Systems, Inc.                             70,500          45
    7,300   *EMC Corporation                                       191,625         122
      600   HBO & Company                                           36,075          23
    2,900   *Informix Corporation                                   64,344          41
      800   Intel Corporation                                       87,900          56
    1,600   *Komag, Inc.                                            44,200          28
    3,400   *LSI Logic Corporation                                  90,100          58
    2,000   *Microsoft Corporation                                 274,500         175
    2,000   Motorola, Inc.                                          92,000          59
    6,200   *Network General Corporation                           149,575          96
    4,800   Reynolds & Reynolds Company                            126,600          81
    1,800   *Seagate Technology, Inc.                              120,150          77
    6,100   *Silicon Gaming, Inc.                                   86,925          56
    8,192   *Sterling Commerce, Inc.                               230,400         147
   12,200   *SystemSoft Corporation                                344,650         220
    1,300   U.S. Robotics, Inc.                                     81,738          52
--------------------------------------------------------------------------------------
                                                                 3,581,845       2,288
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.5%
   10,000   *Swift Transportation Company, Inc.                    227,500         145
--------------------------------------------------------------------------------------
            UTILITIES--2.2%
    8,600   PacifiCorp                                             181,675         116
    5,600   Sierra Pacific Resources                               156,100         100
--------------------------------------------------------------------------------------
                                                                   337,775         216
--------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $11,127,773)     12,593,166       8,048
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--16.3%
$     450M  B.A.T. Capital Corporation, 5.24%, 11/20/96        $   448,755     $   287
      500M  Ford Motor Credit Company, 5.24%, 11/26/96             498,181         319
      595M  General Electric Capital Corporation, 5.23%,
              11/21/96                                             593,245         379
      565M  Prudential Funding Corporation, 5.19%, 11/15/96        563,860         360
      450M  Sandoz Corporation, 5.23%, 11/14/96                    449,150         287
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $2,553,191)                                         2,553,191       1,632
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $13,680,964)           96.8%   15,146,357       9,680
OTHER ASSETS, LESS LIABILITIES                           3.2       499,988         320
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $15,646,345     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
October 31, 1996

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--92.0%
            ELECTRIC POWER--45.4%
   60,000   Allegheny Power Systems, Inc.                      $  1,792,500     $   160
   57,000   American Electric Power Company                       2,365,500         212
   55,000   Carolina Power & Light Company                        1,986,875         178
   50,000   Central & South West Corporation                      1,325,000         119
   70,000   CINergy Corporation                                   2,318,750         208
   40,000   CMS Energy Corporation                                1,265,000         113
   50,000   Dominion Resources, Inc.                              1,887,500         169
   65,000   DPL, Inc.                                             1,551,875         139
   60,000   DQE, Inc.                                             1,725,000         154
   55,000   Duke Power Company                                    2,688,125         241
   60,000   Edison International                                  1,185,000         106
    9,700   Empresa Nacional De Electricidad S.A. (ADR)             596,550          53
   42,000   Florida Progress Corporation                          1,401,750         125
   66,000   FPL Group, Inc.                                       3,036,000         272
   50,000   Houston Industries, Inc.                              1,143,750         102
   40,000   Illinova Corporation                                  1,090,000          98
   25,000   Kansas City Power & Light Company                       687,500          62
   46,000   LG&E Energy Corporation                               1,063,750          95
   52,000   NIPSCO Industries, Inc.                               1,969,500         176
   37,000   Oklahoma Gas & Electric Company                       1,447,625         130
   33,000   Pacific Gas and Electric Company                        775,500          69
   70,000   PacifiCorp                                            1,478,750         132
   50,000   Pinnacle West Capital Corporation                     1,543,750         138
   55,000   Public Service Company of Colorado                    2,035,000         182
   25,000   Public Service Company of New Mexico                    468,750          42
   57,000   Scana Corporation                                     1,524,750         136
   64,000   Sierra Pacific Resources                              1,784,000         160
   30,000   Southern Company                                        663,750          59
   65,000   TECO Energy, Inc.                                     1,600,625         143
   70,000   Texas Utilities Company                               2,835,000         254
   25,000   TNP Enterprises, Inc.                                   646,875          58
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ELECTRIC POWER (continued)
   46,000   Western Resources, Inc.                            $  1,380,000     $   124
   55,000   Wisconsin Energy Corporation                          1,491,875         134
---------------------------------------------------------------------------------------
                                                                 50,756,175       4,543
---------------------------------------------------------------------------------------
            ENERGY--1.3%
    6,000   Amoco Corporation                                       454,500          41
    4,100   Mobil Corporation                                       478,675          43
    4,800   Texaco, Inc.                                            487,800          44
---------------------------------------------------------------------------------------
                                                                  1,420,975         128
---------------------------------------------------------------------------------------
            NATURAL GAS--30.4%
   40,000   AGL Resources, Inc.                                     840,000          75
   25,000   Brooklyn Union Gas Company                              725,000          65
   25,000   CMS Energy Corporation - Class "G"                      468,750          42
   25,000   Coastal Corporation                                   1,075,000          96
   25,000   Columbia Gas System, Inc.                             1,518,750         136
   40,000   Consolidated Natural Gas Company                      2,125,000         190
   41,500   El Paso Natural Gas Company                           2,012,750         180
   42,000   Enron Corporation                                     1,953,000         175
   28,000   Enron Global Power & Pipelines, L.L.C.                  787,500          70
   30,000   Equitable Resources, Inc.                               862,500          77
   20,000   KN Energy, Inc.                                         747,500          67
   50,000   MCN Corporation                                       1,375,000         123
   40,000   National Fuel Gas Company                             1,490,000         133
   30,000   New Jersey Resources Corporation                        828,750          74
   40,000   NICOR, Inc.                                           1,395,000         125
   25,000   NUI Corporation                                         496,875          44
   29,000   Oneok, Inc.                                             779,375          70
   45,000   Pacific Enterprises                                   1,383,750         124
   55,000   PanEnergy Corporation                                 2,117,500         190
   25,000   Piedmont Natural Gas Company, Inc.                      612,500          55
   45,000   Questar Corporation                                   1,620,000         145
   13,500   Seagull Energy Corporation                              291,937          26
   41,000   Sonat, Inc.                                           2,019,250         181
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
October 31, 1996

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            NATURAL GAS (continued)
   30,000   Southwest Gas Corporation                          $    573,750     $    51
   45,000   UGI Corporation                                       1,063,125          95
   48,000   Washington Energy Company                               924,000          83
   30,000   Washington Gas & Light Company                          671,250          60
   30,000   WICOR, Inc.                                           1,068,750          96
   40,400   Williams Companies, Inc.                              2,110,900         189
---------------------------------------------------------------------------------------
                                                                 33,937,462       3,037
---------------------------------------------------------------------------------------
            OIL SERVICE--0.4%
    7,000   Anadarko Petroleum Corporation                          445,375          40
---------------------------------------------------------------------------------------
            TELECOMMUNICATIONS/LONG DISTANCE--1.5%
   27,000   MCI Communications Corporation                          678,375          61
   15,000   Sprint Corporation                                      588,750          53
   15,000   WorldCom, Inc.                                          365,625          33
---------------------------------------------------------------------------------------
                                                                  1,632,750         147
---------------------------------------------------------------------------------------
            TELEPHONE/UTILITIES--13.0%
   30,000   Ameritech Corporation                                 1,642,500         147
   30,000   Bell Atlantic Corporation                             1,807,500         162
   40,000   BellSouth Corporation                                 1,630,000         146
   45,000   Frontier Corporation                                  1,305,000         117
   45,000   GTE Corporation                                       1,895,625         170
   12,000   *LCI International, Inc.                                382,500          34
   20,000   NYNEX Corporation                                       890,000          80
   35,000   SBC Communications, Inc.                              1,701,875         152
   36,000   Southern New England Telecommunications
              Corporation                                         1,341,000         120
   15,000   Telefonica De Espana S.A. (ADR)                         903,750          81
   35,000   US West Communications Group                          1,063,125          95
---------------------------------------------------------------------------------------
                                                                 14,562,875       1,304
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $89,558,951)     102,755,612       9,199
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            PREFERRED STOCKS--0.8%
            TELEPHONE/UTILITIES
   10,000   Pacific Telesis 8.50%                              $    257,500     $    23
   10,000   Pacific Telesis Finance 7.56%                           236,250          21
    5,000   US West Financing 7.96%                                 121,875          11
   10,000   US West Financing 8.25%                                 248,750          23
---------------------------------------------------------------------------------------
            TOTAL VALUE OF PREFERRED STOCKS (cost $875,000)         864,375          78
---------------------------------------------------------------------------------------
            CORPORATE BONDS--4.6%
            ELECTRIC & GAS UTILITIES--2.8%
$     500M  Consolidated Edison Co. of New York, 6.625%, 2002       502,061          45
      500M  Duke Power Co., 5.875%, 2003                            478,183          43
      500M  Idaho Power Co., 6.40%, 2003                            494,100          44
      700M  Pennsylvania Power & Light Co., 6.875%, 2003            705,606          63
      500M  SCE Capital Corp., 7.375%, 2003                         505,023          45
      500M  Union Electric Co., 6.75%, 2008                         497,591          45
---------------------------------------------------------------------------------------
                                                                  3,182,564         285
---------------------------------------------------------------------------------------
            ELECTRIC POWER--0.5%
      500M  Baltimore Gas & Electric Co., 7.52%, 2000               514,870          46
---------------------------------------------------------------------------------------
            TELEPHONE--1.3%
      500M  A T & T Corp., 7.50%, 2006                              525,226          47
      500M  BellSouth Telecommunications, Inc., 6.375%, 2004        493,881          44
      500M  United Telephone of Florida, 6.25%, 2003                490,009          44
---------------------------------------------------------------------------------------
                                                                  1,509,116         135
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $5,284,869)      5,206,550         466
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--0.7%
      750M  Dupont (E.I.) de Nemours & Co., 5.21%,
              12/5/96 (cost $746,310)                               746,310          67
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $96,465,130)           98.1%   109,572,847       9,810
OTHER ASSETS, LESS LIABILITIES                           1.9      2,126,310         190
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $111,699,157     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS SERIES FUND II, INC.
October 31, 1996

-----------------------------------------------------------------------------------
                                             GROWTH &  U.S.A. MID-CAP     UTILITIES
                                               INCOME     OPPORTUNITY        INCOME
                                                 FUND            FUND          FUND
-----------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $100,596,725  $   13,680,964  $ 96,465,130
                                         ------------  --------------  ------------
                                         ------------  --------------  ------------
  At value (Note 1A)...................  $123,152,164  $   15,146,357  $109,572,847
Cash...................................        69,686         331,380     1,802,120
Receivables:
  Investment securities sold...........       793,536         198,238            --
  Dividends and interest...............       180,393          11,349       527,447
  Capital shares sold..................       803,832          49,879       101,150
Deferred organization expenses (Note
  1E)..................................         6,250              --         4,250
                                         ------------  --------------  ------------
Total Assets...........................   125,005,861      15,737,203   112,007,814
                                         ------------  --------------  ------------
LIABILITIES
Payables:
  Investment securities purchased......       648,875           6,250            --
  Capital shares redeemed..............       173,115          58,369       190,708
Accrued advisory fees..................        60,879           9,758        55,000
Accrued expenses.......................        86,260          16,481        62,949
                                         ------------  --------------  ------------
Total Liabilities......................       969,129          90,858       308,657
                                         ------------  --------------  ------------
NET ASSETS.............................  $124,036,732  $   15,646,345  $111,699,157
                                         ------------  --------------  ------------
                                         ------------  --------------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $ 99,242,642  $   13,439,090  $ 99,712,528
Undistributed net investment income....        11,885          37,394       332,943
Accumulated net realized gain (loss) on
  investment transactions..............     2,226,766         704,468    (1,454,031)
Net unrealized appreciation in value of
  investments..........................    22,555,439       1,465,393    13,107,717
                                         ------------  --------------  ------------
Total..................................  $124,036,732  $   15,646,345  $111,699,157
                                         ------------  --------------  ------------
                                         ------------  --------------  ------------
CAPITAL SHARES OUTSTANDING (Note 4):
  Class A..............................    11,914,484         947,109    16,228,289
  Class B..............................     1,301,979          77,385     1,207,351
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................  $       9.39  $        15.29  $       6.41
                                                -----          ------         -----
                                                -----          ------         -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $      10.02  $        16.31  $       6.84
                                               ------          ------         -----
                                               ------          ------         -----
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS B..................  $       9.33  $        15.10  $       6.35
                                                -----          ------         -----
                                                -----          ------         -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS SERIES FUND II, INC.
Year Ended October 31, 1996

----------------------------------------------------------------------------------
                                             GROWTH &  U.S.A. MID-CAP    UTILITIES
                                               INCOME     OPPORTUNITY       INCOME
                                                 FUND            FUND         FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends............................  $  1,929,941  $       99,898  $ 4,205,748
  Interest.............................       410,660         116,013      591,888
                                         ------------  --------------  -----------
Total income...........................     2,340,601         215,911    4,797,636
                                         ------------  --------------  -----------
Expenses (Notes 1E and 3):
  Advisory fee.........................       686,090         115,907      770,177
  Shareholder servicing costs..........       306,416          55,375      328,110
  Distribution plan expenses - Class
    A..................................       257,997          32,909      290,420
  Distribution plan expenses - Class
    B..................................        75,084           6,207       58,929
  Reports and notices to
    shareholders.......................        50,680          11,130       50,333
  Professional fees....................        31,015          20,370       32,014
  Custodian fees.......................        18,731           8,174       23,866
  Amortization of organization
    expenses...........................         3,000              --        3,000
  Other expenses.......................        15,448           4,184       22,083
                                         ------------  --------------  -----------
Total expenses.........................     1,444,461         254,256    1,578,932
Less: Expenses waived or assumed.......      (165,632)        (67,877)    (306,275)
     Custodian fees paid indirectly....        (2,639)         (8,174)     (14,185)
                                         ------------  --------------  -----------
Net expenses...........................     1,276,190         178,205    1,258,472
                                         ------------  --------------  -----------
Net investment income..................     1,064,411          37,706    3,539,164
                                         ------------  --------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......     2,338,223         704,468    3,348,109
Net unrealized appreciation of
  investments..........................    14,282,176         492,864    4,512,594
                                         ------------  --------------  -----------
Net gain on investments................    16,620,399       1,197,332    7,860,703
                                         ------------  --------------  -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $ 17,684,810  $    1,235,038  $11,399,867
                                         ------------  --------------  -----------
                                         ------------  --------------  -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS SERIES FUND II, INC.

-------------------------------------------------------------------
                                                  GROWTH &
                                                 INCOME FUND
                                          -------------------------
YEAR ENDED OCTOBER 31                             1996         1995
----------------------------------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income.................  $  1,064,411  $ 1,150,915
  Net realized gain (loss) on
    investments.........................     2,338,223       59,975
  Net unrealized appreciation of
    investments.........................    14,282,176    7,741,415
                                          ------------  -----------
    Net increase in net assets resulting
      from operations...................    17,684,810    8,952,305
                                          ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A.......    (1,124,492)  (1,115,624)
  Net investment income - Class B.......       (56,261)     (25,337)
  Net realized gains - Class A..........            --           --
  Net realized gains - Class B..........            --           --
                                          ------------  -----------
    Total distributions.................    (1,180,753)  (1,140,961)
                                          ------------  -----------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold.............    44,537,868   27,027,606
  Value of distributions reinvested.....     1,102,988    1,092,153
  Cost of shares redeemed...............   (12,479,680)  (6,745,463)
                                          ------------  -----------
                                            33,161,176   21,374,296
                                          ------------  -----------
Class B:
  Proceeds from shares sold.............     7,730,826    3,403,974
  Value of distributions reinvested.....        54,999       25,204
  Cost of shares redeemed...............      (509,452)      (9,090)
                                          ------------  -----------
                                             7,276,373    3,420,088
                                          ------------  -----------
  Net increase (decrease) from capital
    share transactions..................    40,437,549   24,794,384
                                          ------------  -----------
    Net increase in net assets..........    56,941,606   32,605,728
NET ASSETS
  Beginning of year.....................    67,095,126   34,489,398
                                          ------------  -----------
  End of year+..........................  $124,036,732  $67,095,126
                                          ------------  -----------
                                          ------------  -----------
+Includes undistributed net investment
 income of..............................  $     11,885  $   125,227
                                          ------------  -----------
                                          ------------  -----------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold..................................     5,098,974    3,750,649
  Issued for distributions reinvested...       125,569      151,589
  Redeemed..............................    (1,437,840)    (932,605)
                                          ------------  -----------
  Net increase (decrease) in Class A
    capital shares outstanding..........     3,786,703    2,969,633
                                          ------------  -----------
                                          ------------  -----------
Class B:
  Sold..................................       891,261      461,042
  Issued for distributions reinvested...         6,317        3,305
  Redeemed..............................       (58,752)      (1,194)
                                          ------------  -----------
  Net increase in Class B capital shares
    outstanding.........................       838,826      463,153
                                          ------------  -----------
                                          ------------  -----------

                       See notes to financial statements

--------------------------------------------------------------------------------------------
                                              U.S.A. MID-CAP               UTILITIES
                                             OPPORTUNITY FUND             INCOME FUND
                                          -----------------------  -------------------------
                                                 1996        1995          1996         1995
----------------------------------------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income.................  $    37,706  $   43,381  $  3,539,164  $ 3,178,531
  Net realized gain (loss) on
    investments.........................      704,468   1,220,064     3,348,109     (725,427)
  Net unrealized appreciation of
    investments.........................      492,864     460,706     4,512,594   12,245,737
                                          -----------  ----------  ------------  -----------
    Net increase in net assets resulting
      from operations...................    1,235,038   1,724,151    11,399,867   14,698,841
                                          -----------  ----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A.......      (34,589)    (47,512)   (3,356,371)  (3,123,462)
  Net investment income - Class B.......       (1,319)         --      (175,052)     (49,998)
  Net realized gains - Class A..........     (500,576)         --            --           --
  Net realized gains - Class B..........      (20,889)         --            --           --
                                          -----------  ----------  ------------  -----------
    Total distributions.................     (557,373)    (47,512)   (3,531,423)  (3,173,460)
                                          -----------  ----------  ------------  -----------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold.............    6,237,390   1,771,094    28,533,238   19,911,865
  Value of distributions reinvested.....      526,859      47,031     3,227,282    2,975,959
  Cost of shares redeemed...............   (1,744,626) (2,312,636)  (18,917,320) (13,152,876)
                                          -----------  ----------  ------------  -----------
                                            5,019,623    (494,511)   12,843,200    9,734,948
                                          -----------  ----------  ------------  -----------
Class B:
  Proceeds from shares sold.............    1,021,499     297,505     4,829,402    2,987,201
  Value of distributions reinvested.....       22,208          --       168,900       48,361
  Cost of shares redeemed...............     (210,746)    (15,000)     (910,784)     (66,853)
                                          -----------  ----------  ------------  -----------
                                              832,961     282,505     4,087,518    2,968,709
                                          -----------  ----------  ------------  -----------
  Net increase (decrease) from capital
    share transactions..................    5,852,584    (212,006)   16,930,718   12,703,657
                                          -----------  ----------  ------------  -----------
    Net increase in net assets..........    6,530,249   1,464,633    24,799,162   24,229,038
NET ASSETS
  Beginning of year.....................    9,116,096   7,651,463    86,899,995   62,670,957
                                          -----------  ----------  ------------  -----------
  End of year+..........................  $15,646,345  $9,116,096  $111,699,157  $86,899,995
                                          -----------  ----------  ------------  -----------
                                          -----------  ----------  ------------  -----------
+Includes undistributed net investment
  income of.............................  $    37,394  $   35,596  $    332,943  $   322,202
                                          -----------  ----------  ------------  -----------
                                          -----------  ----------  ------------  -----------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold..................................      424,011     130,597     4,588,232    3,733,022
  Issued for distributions reinvested...       37,986       3,962       516,114      557,233
  Redeemed..............................     (119,786)   (179,150)   (3,050,042)  (2,460,412)
                                          -----------  ----------  ------------  -----------
  Net increase (decrease) in Class A
    capital shares outstanding..........      342,211     (44,591)    2,054,304    1,829,843
                                          -----------  ----------  ------------  -----------
                                          -----------  ----------  ------------  -----------
Class B:
  Sold..................................       69,762      21,568       781,947      550,886
  Issued for distributions reinvested...        1,612          --        27,217        8,714
  Redeemed..............................      (14,524)     (1,033)     (148,928)     (12,485)
                                          -----------  ----------  ------------  -----------
  Net increase in Class B capital shares
    outstanding.........................       56,850      20,535       660,236      547,115
                                          -----------  ----------  ------------  -----------
                                          -----------  ----------  ------------  -----------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND II, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund operates as a series Fund, issuing shares of beneficial interest in the Growth & Income Fund, U.S.A. Mid-Cap Opportunity Fund and Utilities Income Fund (each a "Fund"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

GROWTH & INCOME FUND seeks long-term growth of capital and current income by investing, under normal market conditions, at least 65% of its total assets in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stocks.

U.S.A. MID-CAP OPPORTUNITY FUND seeks long-term capital growth by investing, under normal market conditions, at least 75% of its total assets in common and preferred stocks of companies that its investment adviser considers to have potential for capital growth. In addition, under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of companies that have a medium market capitalization and are incorporated and have their principal place of business in the United States.

UTILITIES INCOME FUND primarily seeks high current income. Long-term capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in equity and debt securities issued by companies primarily engaged in the public utilities industry.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term corporate notes which are purchased at a discount are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At October 31, 1996, the Utilities Income Fund had capital loss carryovers of $1,454,031 of which $717,765 expires in 2002 and $736,266 expires in 2003.

C. Distributions to Shareholders--Dividends from net investment income of the Growth & Income Fund and Utilities Income Fund are declared and paid quarterly and dividends from net investment income of the U.S.A. Mid-Cap Opportunity Fund are declared and paid annually. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and amortization of deferred organization expenses.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund II are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Deferred Organization Expenses--Organization expenses are being amortized over a five year period. Investors purchasing shares of a Fund bear such expenses only as they are amortized. First Investors Management Company, Inc. ("FIMCO"), Series Fund II's investment adviser, has agreed that in the event any of the initial Class A shares of a Fund purchased by FIMCO are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Class A shares of the Fund being redeemed bears to the number of initial Class A shares of the Fund outstanding at the time of redemption.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. The Bank of New York, custodian for the Funds, has provided credits in the amount of $24,998 against custodian charges based on the uninvested cash balances of these Funds.

2. PURCHASES AND SALES OF SECURITIES--For the year ended October 31, 1996, purchases and sales of securities, excluding repurchase agreements and short-term corporate notes, were as follows:

                                             Cost of     Proceeds
                                           Purchases     of Sales
                                         -----------  -----------
Growth & Income Fund...................  $62,709,969  $21,910,091
U.S.A. Mid-Cap Opportunity Fund........   15,909,402   11,101,818
Utilities Income Fund..................   55,926,022   37,505,296

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND II, INC.

At October 31, 1996, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                              Gross         Gross           Net
                                            Aggregate    Unrealized    Unrealized    Unrealized
                                                 Cost  Appreciation  Depreciation  Appreciation
                                         ------------  ------------  ------------  ------------
Growth & Income Fund...................  $100,596,725  $ 24,164,654  $  1,609,215  $ 22,555,439
U.S.A. Mid-Cap Opportunity Fund........    13,702,489     2,006,631       562,763     1,443,868
Utilities Income Fund..................    96,465,130    13,841,138       733,421    13,107,717

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of Series Fund II are officers and directors of its investment adviser, FIMCO, its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of Series Fund II's Individual Retirement Accounts. Officers and directors of Series Fund II received no remuneration from Series Fund II for serving in such capacities. Their remuneration (together with certain other expenses of Series Fund II) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund other than the U.S.A. Mid-Cap Opportunity Fund, an annual fee, payable monthly, at the rate of .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million. The annual fee for the U.S.A. Mid-Cap Opportunity Fund is payable monthly, at the rate of 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The investment adviser had agreed to waive 1/4 of the 1% annual fee on the first $200 million of the U.S.A. Mid-Cap Opportunity Fund's average daily net assets for a minimum period ending October 31, 1996. For the year ended October 31, 1996, total advisory fees accrued to FIMCO were $1,572,174 of which $323,166 was waived. In addition, expenses of $193,971 were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse each Fund if and to the extent that the Fund's aggregate operating expenses, including advisory fees but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Fund in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the Fund's yearly advisory fee. For the year ended October 31, 1996, no reimbursement was required pursuant to these provisions.

For the year ended October 31, 1996, FIC, as underwriter, received $3,261,905 in commissions from the sale of shares of the Funds, after allowing $14,919 to other dealers. Shareholder servicing costs included $516,772 in transfer agent fees and out of pocket expenses accrued to ADM and $173,129 in IRA custodian fees paid to FFS.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. Total 12b-1 fees accrued to FIC amounted to $721,546 (of which $22,647 was waived).

Wellington Management Company serves as an investment subadviser to the Growth & Income Fund. The subadviser is paid by FIMCO and not by the Fund.

4. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% during a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 100,000,000 shares originally designated, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS SERIES FUND II, INC.

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------
                                                                 P E R    S H A R E    D A T A
                                     --------------------------------------------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS
                                     NET ASSET  --------------------------------------        LESS DISTRIBUTIONS FROM
                                         VALUE                NET REALIZED              -----------------------------------
                                     ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                                     BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                                     OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93...............  $    6.56  $     .005  $           --  $     .005  $     .005  $     --  $        .005
11/1/93 to 10/31/94................       6.56        .128            .109        .237        .107        --           .107
11/1/94 to 10/31/95................       6.69        .163           1.125       1.288        .168        --           .168
11/1/95 to 10/31/96................       7.81        .102           1.593       1.695        .115        --           .115
CLASS B
1/12/95* to 10/31/95...............       6.43        .084           1.372       1.456        .106        --           .106
11/1/95 to 10/31/96................       7.78        .066           1.555       1.621        .071        --           .071
---------------------------------------------------------------------------------------------------------------------------
U.S.A. MID-CAP OPPORTUNITY FUND***
CLASS A
8/24/92* to 10/31/92...............  $   11.64  $     .036  $         .050  $     .086  $     .026  $     --  $        .026
11/1/92 to 10/31/93................      11.70        .122            .373        .495        .045        --           .045
11/1/93 to 10/31/94................      12.15        .078           (.326)      (.248)       .122        --           .122
11/1/94 to 10/31/95................      11.78        .083           2.796       2.879        .079        --           .079
11/1/95 to 10/31/96................      14.58        .042           1.564       1.606        .058      .838           .896
CLASS B
1/12/95* to 10/31/95...............      12.03       (.011)          2.491       2.480          --        --             --
11/1/95 to 10/31/96................      14.51        .013           1.468       1.481        .053      .838           .891
---------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93...............  $    5.59  $     .118  $         .317  $     .435  $     .105  $     --  $        .105
11/1/93 to 10/31/94................       5.92        .239           (.839)      (.600)       .227      .013           .240
11/1/94 to 10/31/95................       5.08        .233            .822       1.055        .235        --           .235
11/1/95 to 10/31/96................       5.90        .214            .512        .726        .216        --           .216
CLASS B
1/12/95* to 10/31/95...............       4.95        .144            .930       1.074        .164        --           .164
11/1/95 to 10/31/96................       5.86        .185            .489        .674        .184        --           .184
---------------------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A or date Class B shares first offered ** Calculated without sales charges
*** Prior to February 15, 1996, known as Made In The U.S.A. Fund
+ Annualized
++ Some or all expenses have been waived or assumed from commencement of operations through October 31, 1996 (Note 3).
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective September 1, 1995.

                       See notes to financial statements

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------------------------
                                                                R A T I O S / S U P P L E M E N T A L  D A T A
                                             -------------------------------------------------------------------------------------
                                    -------
                                                                                           RATIO TO AVERAGE
                                                                                           NET ASSETS BEFORE
                                                                                          EXPENSES WAIVED OR
                                        NET                           RATIO TO AVERAGE
                                      ASSET                             NET ASSETS++            ASSUMED
                                      VALUE              NET ASSETS  ------------------   -------------------
                                    -------       TOTAL      END OF                 NET                   NET   PORTFOLIO   AVERAGE
                                        END      RETURN      PERIOD          INVESTMENT            INVESTMENT   TURNOVER COMMISSION
                                         OF          **         (IN  EXPENSES     INCOME  EXPENSES     INCOME      RATE       RATE
                                     PERIOD         (%)  THOUSANDS)     (%)         (%)       (%)         (%)       (%)        +++
----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93............... $  6.56         .99+ $    3,407      --        1.02+     1.37+       (.35)+       0  $     N/A
11/1/93 to 10/31/94................    6.69        3.67      34,489     .67        2.26      1.83        1.11         6        N/A
11/1/94 to 10/31/95................    7.81       19.51      63,493     .98        2.34      1.59        1.74        19        N/A
11/1/95 to 10/31/96................    9.39       21.82     111,896    1.31        1.20      1.49        1.02        25      .0530
CLASS B
1/12/95* to 10/31/95...............    7.78       22.73       3,602    1.90+       2.23+     2.61+       1.52+       19        N/A
11/1/95 to 10/31/96................    9.33       20.92      12,141    2.03         .48      2.19         .31        25      .0530
----------------------------------------------------------------------------------------------------------------------------------
U.S.A. MID-CAP OPPORTUNITY FUND***
CLASS A
8/24/92* to 10/31/92............... $ 11.70        3.86+ $    8,150     .06+       1.87+     2.64+       (.72)+       0  $     N/A
11/1/92 to 10/31/93................   12.15        4.23      15,586     .81         .96      2.03        (.26)       52        N/A
11/1/93 to 10/31/94................   11.78       (2.05)      7,651     .90         .45      2.32        (.97)       29        N/A
11/1/94 to 10/31/95................   14.58       24.59       8,818    1.34         .48      2.36        (.55)      106        N/A
11/1/95 to 10/31/96................   15.29       11.64      14,478    1.57         .36      2.15        (.21)      118      .0704
CLASS B
1/12/95* to 10/31/95...............   14.51       20.62         298    2.29+       (.03)+    3.79+      (1.53)+     106        N/A
11/1/95 to 10/31/96................   15.10       10.80       1,168    2.30        (.37)     3.03       (1.10)      118      .0704
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93............... $  5.92       11.28+ $   58,373     .35+       3.84+     1.80+       2.39+       17  $     N/A
11/1/93 to 10/31/94................    5.08      (10.15)     62,671     .80        4.59      1.59        3.80        58        N/A
11/1/94 to 10/31/95................    5.90       21.35      83,691    1.04        4.37      1.57        3.84        16        N/A
11/1/95 to 10/31/96................    6.41       12.45     104,029    1.20        3.49      1.49        3.19        38      .0706
CLASS B
1/12/95* to 10/31/95...............    5.86       21.99       3,209    1.82+       4.93+     2.53+       4.21+       16        N/A
11/1/95 to 10/31/96................    6.35       11.61       7,670    1.91        2.77      2.28        2.40        38      .0706
----------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A or date Class B shares first offered ** Calculated without sales charges
*** Prior to February 15, 1996, known as Made In The U.S.A. Fund
+ Annualized
++ Some or all expenses have been waived or assumed from commencement of operations through October 31, 1996 (Note 3).
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective September 1, 1995.

                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of First Investors Series Fund II, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Growth & Income Fund, U.S.A. Mid-Cap Opportunity Fund (formerly known as Made In The U.S.A. Fund) and Utilities Income Fund (comprising First Investors Series Fund II, Inc.), as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth & Income Fund, U.S.A. Mid-Cap Opportunity Fund and Utilities Income Fund of First Investors Series Fund II, Inc. at October 31, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 29, 1996

                 (This page has been left blank intentionally.)

FIRST INVESTORS SERIES FUND II, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

MARGARET R. HAGGERTY
Vice President

PATRICIA D. POITRA
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS SERIES FUND II, INC.

SHAREHOLDER INFORMATION
-------------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER (Growth & Income Fund only)
WELLINGTON MANAGEMENT COMPANY
75 State Street
Boston, MA 02109

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, N.Y. 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102-1707

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
SERIES FUND II, INC.

Growth & Income Fund
U.S.A. Mid-Cap Opportunity Fund
Utilities Income Fund


ANNUAL
REPORT



OCTOBER 31, 1996


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following language appears to the left of the above language:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side:

FIRST INVESTORS SERIES FUND II, INC.
95 WALL STREET
NEW YORK, NY 10005

The following appears on the bottom lefthand side:

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FIUSA03